Offerings	Aug. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 244,375,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,413.81
Offering Note	1a. Includes 1,875,000 shares that the underwriters have the option to purchase, if any. 1b. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	See notes 1a. 2a. The registrant previously paid a registration fee of $15,310.00 in connection with the initial filing of the Registration Statement on Form S-1 on July 17, 2025.